OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Fair value (Details) - CLP ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Other current financial assets		$ 67,285,793	$ 263,044,869
Other current financial liabilities		52,997,001	367,302,080
Non-current
Other financial assets		93,316,339	94,852,711
Other non-current financial liabilities		1,044,325,833	904,802,058
Bank liabilities
Current
Other current financial liabilities	[1]	1,500,909	688,800
Current financial liabilities at fair value	[1]	1,465,732	767,468
Non-current
Other non-current financial liabilities	[1]	13,403,691	13,366,211
Noncurrent financial liabilities at fair value	[1]	13,403,691	13,921,569
Bonds payable
Current
Other current financial liabilities	[1],[2]	27,479,415	340,767,980
Current financial liabilities at fair value	[1]	26,931,768	339,666,507
Non-current
Other non-current financial liabilities	[1],[2]	953,660,440	763,368,160
Noncurrent financial liabilities at fair value	[1]	894,107,588	729,602,210
Bottle guaranty deposits
Current
Other current financial liabilities	[1]	12,632,186	16,427,144
Current financial liabilities at fair value	[1]	12,632,186	16,427,144
Non-current accounts payable
Non-current
Other non-current financial liabilities	[1]	2,392,555	3,015,284
Noncurrent financial liabilities at fair value	[1]	2,392,555	3,015,284
Forward contracts liabilities
Current
Other current financial liabilities	[3]	1,458,210	2,317,577
Current financial liabilities at fair value	[3]	1,458,210		$ 2,317,577
Derivative contract liabilities
Current
Other current financial liabilities		1,458,210	2,317,577
Non-current
Other non-current financial liabilities		52,449,925	112,175,058
Leasing agreements
Current
Other current financial liabilities	[1]	9,926,283	7,100,579
Current financial liabilities at fair value	[1]	9,926,283	7,100,579
Non-current
Other non-current financial liabilities	[1]	24,811,777	15,892,629
Noncurrent financial liabilities at fair value	[1]	24,811,777	15,892,629
Accounts payable
Current
Other current financial liabilities	[1]	428,911,984	384,801,630
Current financial liabilities at fair value	[1]	428,911,984	384,801,630
Accounts payable related companies
Current
Other current financial liabilities	[1]	94,821,925	90,248,067
Current financial liabilities at fair value	[1]	94,821,925	90,248,067
Non-current
Other non-current financial liabilities	[1]	6,007,041	10,354,296
Noncurrent financial liabilities at fair value	[1]	6,007,041	10,354,296
Cash and cash equivalents
Current
Other current financial assets	[1]	303,683,683	291,681,987
Current financial assets at fair value	[1]	303,683,683	291,681,987
Financial assets
Current
Other current financial assets	[3]	842,906	170,206,554
Current financial assets at fair value	[3]	842,906	170,206,554
Non-current
Other financial assets	[3]	78,988,714	75,297,737
Noncurrent financial assets at fair value	[3]	78,988,714	75,297,737
Non-current accounts receivable
Non-current
Other financial assets	[1]	371,401	539,920
Noncurrent financial assets at fair value	[1]	371,401	539,920
Trade debtors and other accounts receivable
Current
Other current financial assets	[1]	296,883,937	279,770,286
Current financial assets at fair value	[1]	296,883,937	279,770,286
Accounts receivable related companies
Current
Other current financial assets	[1]	13,192,740	15,062,167
Current financial assets at fair value	[1]	13,192,740	15,062,167
Non-current
Other financial assets	[1]	108,021	109,318
Noncurrent financial assets at fair value	[1]	$ 108,021	$ 109,318

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.
[2]	Amounts net of issuance expenses and discounts related to issuance.
[3]	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.